Fair Value Measures - Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Company-owned life insurance	$ 2,114	$ 2,533
Total	2,114	2,533
Impairment charges	$ 93,000	0	$ 38,000
Weighted average cost of capital percentage	12.00%
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Company-owned life insurance	$ 0	0
Total	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Company-owned life insurance	2,114	2,533
Total	2,114	2,533
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Company-owned life insurance	0	0
Total	$ 0	$ 0